                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Rivett
Title:   Vice President and Chief Legal Officer
Phone:   416-367-4941

Signature, Place, and Date of Signing:

/s/ Paul Rivett  Toronto, ON February 14, 2012
----------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $1,835,798
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name
01   028-12555                Hamblin Watsa Investment Counsel Ltd.
02   028-12556                V. Prem Watsa

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                      FAIRFAX FINANCIAL HOLDINGS LIMITED
                          FORM 13F INFORMATION TABLE
                               December 31, 2011

COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------            -------------- --------- -------- ---------- -------- ---- ---------- -------- ----------------
                                              VALUE    SHRS OR     SH/    PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT     PRN    CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------      -------------- --------- -------- ---------- -------- ---- ---------- -------- ---- ------ ----
ABITIBIBOWATER
  INC.............. COM NEW        003687209 254,504  17,503,704    SH          DEFINED    01,02   SOLE
BALDWIN &
  LYONS INC........ CL B           057755209  21,095     969,875    SH          DEFINED    01,02   SOLE
BCE INC............ COM NEW        05534B760  11,183     268,300    SH          DEFINED    01,02   SOLE
BERKSHIRE
  HATHAWAY
  INC.............. CL A           084670108     687           6    SH          DEFINED    01,02   SOLE
BERKSHIRE
  HATHAWAY
  INC.............. CL B NEW        84670702     801      10,500    SH          DEFINED    01,02   SOLE
BRISTOL MYERS
  SQUIBB CO........ COM            110122108     352      10,000    SH          DEFINED    01,02   SOLE
BROWN & BROWN
  INC.............. COM            115236101     272      12,000    SH          DEFINED    01,02   SOLE
CFS BANCORP
  INC.............. COM            12525D102      43      10,000    SH          DEFINED    01,02   SOLE
CITIGROUP INC...... COM NEW        172967424     526      20,000    SH          DEFINED    01,02   SOLE
CNINSURE INC....... SPONSORED ADR  18976M103     310      45,000    SH          DEFINED    01,02   SOLE
CRESUD S A C I F Y
  A................ SPONSORED ADR  226406106  10,065     886,008    SH          DEFINED    01,02   SOLE
DELL INC........... COM            24702R101 133,809   9,152,489    SH          DEFINED    01,02   SOLE
EXCO RESOURCES
  INC.............. COM            269279402   6,880     659,000    SH          DEFINED    01,02   SOLE
FRONTIER
  COMMUNICATIONS
  CORP............. COM            35906A108  95,707  18,620,000    SH          DEFINED    01,02   SOLE
HOLOGIC INC........ COM            436440101     350      20,000    SH          DEFINED    01,02   SOLE
INTEL CORP......... SDCV           458140AD2  11,974  11,500,000   PRN          DEFINED    01,02   SOLE
JOHNSON &
  JOHNSON.......... COM            478160104 389,846   5,947,300    SH          DEFINED    01,02   SOLE
KENNEDY-WILSON
  HLDGS INC........ COM            489398107   4,216     400,000    SH          DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS
  INC.............. NOTE           52729NBP4  81,281  75,000,000   PRN          DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS
  INC.............. COM NEW        52729N308 219,441  12,931,142    SH          DEFINED    01,02   SOLE
MBIA INC........... COM            55262C100     347      30,000    SH          DEFINED    01,02   SOLE
MERCK & CO.
  INC.............. COM            58933Y105     302       8,000    SH          DEFINED    01,02   SOLE
MOHAWK INDS
  INC.............. COM            608190104     347       5,800    SH          DEFINED    01,02   SOLE
MOTOROLA
  MOBILITY
  HLDGS INC........ COM            620097105     931      24,000    SH          DEFINED    01,02   SOLE
NAM TAI ELECTRS
  INC.............. COM PAR $0.02  629865205     185      35,000    SH          DEFINED    01,02   SOLE
NEW YORK
  COMMUNITY
  BANCORP INC...... COM            649445103     371      30,000    SH          DEFINED    01,02   SOLE
NEW YORK TIMES
  CO............... CL A           650111107     270      35,000    SH          DEFINED    01,02   SOLE
NEWMARKET
  CORP............. COM            651587107     395       2,000    SH          DEFINED    01,02   SOLE
OLD REPUBLIC
  INTL
  CORPORATION...... COM            680223104     324      35,000    SH          DEFINED    01,02   SOLE
OVERSTOCK.COM
  INC.............. COM            690370101  26,500   3,388,774    SH          DEFINED    01,02   SOLE
PATTERSON UTI
  ENERGY INC....... COM            703481101     299      15,000    SH          DEFINED    01,02   SOLE
PFIZER INC......... COM            717081103   5,085     235,000    SH          DEFINED    01,02   SOLE
PHARMASSET
  INC.............. COM            71715N106   1,895      14,800    SH          DEFINED    01,02   SOLE
PRIMERO MINING
  CORP............. COM            74164W106     721     230,000    SH          DEFINED    01,02   SOLE
RESEARCH IN
  MOTION LTD....... COM            760975102 185,476  12,798,300    SH          DEFINED    01,02   SOLE
RYANAIR HLDGS
  PLC.............. SPONSORED ADR  783513104   5,402     194,100    SH          DEFINED    01,02   SOLE
SANDRIDGE
  ENERGY INC....... COM            80007P307  35,428   4,347,000    SH          DEFINED    01,02   SOLE
SLM CORP........... COM            78442P106     335      25,000    SH          DEFINED    01,02   SOLE
SUPERMEDIA
  INC.............. COM            868447103     944     362,974    SH          DEFINED    01,02   SOLE
US BANCORP
  DEL.............. COM NEW        902973304 120,327   4,448,310    SH          DEFINED    01,02   SOLE
USG Corp........... COM NEW        903293405  69,095   6,794,000    SH          DEFINED    01,02   SOLE
WAL-MART
  STORES INC....... COM            931142103  13,141     220,000    SH          DEFINED    01,02   SOLE
WELLS FARGO &
  CO. NEW.......... COM            949746101 124,338   4,511,530    SH          DEFINED    01,02   SOLE
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